Cash Distributions and Earnings per Unit	6 Months Ended
Jun. 30, 2024
Cash Distributions And Earnings Per Unit
Cash Distributions and Earnings per Unit

NOTE 12 – CASH DISTRIBUTIONS AND EARNINGS PER UNIT

The amount of distributions paid by Navios Partners and the decision to make any distribution is determined by the Company’s Board of Directors and will depend on, among other things, Navios Partners’ cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable. There is no guarantee that the Company will pay the quarterly distribution on the common units in any quarter. The Company is prohibited from making any distributions to unitholders if it would cause an event of default, or an event of default exists, under its existing credit facilities.

There are incentive distribution rights held by Navios GP L.L.C., which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375 per unit.

In January 2023, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2022 of $0.05 per unit. The distribution was paid on February 14, 2023 to all unitholders of common units and general partnership units of record as of February 10, 2023. The aggregate amount of the declared distribution was $1,540.

In April 2023, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2023 of $0.05 per unit. The distribution was paid on May 12, 2023 to all unitholders of common units and general partnership units of record as of May 9, 2023. The aggregate amount of the declared distribution was $1,540.

In February 2024, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2023 of $0.05 per unit. The distribution was paid on February 14, 2024 to all unitholders of common units and general partnership units of record as of February 12, 2024. The aggregate amount of the declared distribution was $1,540.

In April 2024, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2024 of $0.05 per unit. The distribution was paid on May 14, 2024 to all unitholders of common units and general partnership units of record as of May 10, 2024. The aggregate amount of the declared distribution was $1,540.

In July 2024, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2024 of $0.05 per unit. The distribution was paid on August 14, 2024 to all unitholders of common units and general partnership units of record as of August 9, 2024. The aggregate amount of the declared distribution was $1,531.

Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners’ partnership agreement, net of the unallocated earnings (or losses). Basic earnings per common unit is determined by dividing net income by the weighted average number of common units outstanding during the period. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partnership units on a 98%-2% basis. There were no options or phantom units outstanding during each of the six month periods ended June 30, 2024 and 2023.

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended June 30, 2024	Three Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2024	Six Month Period Ended June 30, 2023
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Net income	$101,469	$112,308	$174,830	$211,473
Income attributable to:
Common unitholders	$99,439	$110,062	$171,333	$207,245
Weighted average units outstanding basic
Common unitholders	30,162,905	30,183,387	30,173,646	30,183,387
Earnings per unit basic:
Common unitholders	$3.30	$3.65	$5.68	$6.87
Weighted average units outstanding diluted
Common unitholders	30,162,905	30,184,388	30,173,646	30,184,388
Earnings per unit diluted:
Common unitholders	$3.30	$3.65	$5.68	$6.87
Earnings per unit distributed basic:
Common unitholders	$0.05	$0.05	$0.10	$0.10
Earnings per unit distributed diluted:
Common unitholders	$0.05	$0.05	$0.10	$0.10

Potential common units of 0 and 1,001 for the six month periods ended June 30, 2024 and 2023, respectively, are included in the calculation of earnings per unit diluted.